CONVERTIBLE NOTES (Details Narrative) $ / shares in Units, $ in Thousands															1 Months Ended		12 Months Ended
	Mar. 28, 2025 USD ($)	Oct. 28, 2024 $ / shares	Sep. 16, 2024 USD ($) shares	Sep. 04, 2024 USD ($)	Aug. 30, 2024 USD ($)	Aug. 24, 2024 USD ($)	Jul. 19, 2024 USD ($) $ / shares shares	Jul. 10, 2024 USD ($) shares	Jun. 27, 2024 USD ($) $ / shares shares	Apr. 11, 2024 USD ($) $ / shares shares	Feb. 24, 2024 USD ($) $ / shares	Sep. 06, 2023 USD ($) $ / shares shares	Mar. 07, 2023 shares	Jan. 25, 2023 USD ($) $ / shares shares	May 31, 2022 USD ($) shares	May 31, 2022 AUD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	May 08, 2025 USD ($)	May 06, 2025 shares	Feb. 26, 2025	Jan. 15, 2025 shares	Dec. 31, 2024 € / shares	Sep. 11, 2024 shares	Jul. 15, 2024 shares	Jun. 30, 2024 USD ($) shares	Jun. 21, 2024 shares	Apr. 30, 2024 shares	Mar. 31, 2024 shares	Feb. 01, 2024 shares	Dec. 31, 2022 USD ($)	Jul. 31, 2022 shares	May 31, 2022 AUD ($)
IfrsStatementLineItems [Line Items]
Aggregate amount of convertible instruments issued			$ 23,000	$ 1,300,000					$ 119,000						$ 569,000	$ 828
Principal amount					$ 223,700	$ 407,000
Maturity date					June 30, 2025	maturity date to February 24, 2025
Warrant, per shares | € / shares																							€ 1
Fair value of redeemable warrants																	$ 55,000	$ 73,000
Fair value of convertible notes																	336,000	304,000
Number of convertible notes issued | shares															828,240	828,240
Face value of convertible notes															$ 700																		$ 1
Conversion price, description															The original terms of the 2022 Convertible Notes were amended on July 2022, when Security Matters PTY Ltd. entered into the BCA that was subject to de-listing of Security Matters PTY Ltd. from the Australian Stock Exchange. The issuance price per share was calculated at a 20% discount to the 5-21 day volume weighted average price to December 31, 2022, as such term is defined in the Convertible Notes agreement, subject to a cap of no lower than AUD 0.15 ($0.11) per share, and on December 31, 2022 the investors will also be issued unlisted two year options on a 1:2 basis with an exercise price of AUD 0.45 ($0.32) per share	The original terms of the 2022 Convertible Notes were amended on July 2022, when Security Matters PTY Ltd. entered into the BCA that was subject to de-listing of Security Matters PTY Ltd. from the Australian Stock Exchange. The issuance price per share was calculated at a 20% discount to the 5-21 day volume weighted average price to December 31, 2022, as such term is defined in the Convertible Notes agreement, subject to a cap of no lower than AUD 0.15 ($0.11) per share, and on December 31, 2022 the investors will also be issued unlisted two year options on a 1:2 basis with an exercise price of AUD 0.45 ($0.32) per share
Convertible note																	3,651,000	$ 377,000													$ 563,000
Number of warrant shares issued | shares			793					1,818					1,000,000					579
Gross proceeds					$ 194,500
Net debt								$ 1,300,000
Conversion of debt					In the event of an Event of Default, (i) the 1800 Diagonal Promissory Note shall become immediately due and payable, (ii) the principal and interest balance of the note shall be increased by 150% and (ii) the 1800 Diagonal Promissory Note may be converted into Ordinary Shares of the Company at the sole discretion of the 1800 Diagonal. The conversion price shall equal the lowest closing bid price of the Ordinary Shares during the prior ten trading day period multiplied by 75% (representing a 25% discount). Any such conversion is subject to customary conversion limitations set forth in the 1800 Diagonal Promissory Note so the 1800 Diagonal beneficially owns less than 4.99% of the Company’s Ordinary Share								shareholders received as consideration 1 ordinary share of the Company per 10.3624 Security Matters PTY Ltd.’s ordinary shares
Conversion of per share | $ / shares		$ 0.49
Issued capital ordinary shares						$ 1,500,000
Issue of convertible shares | shares			793					1,022
Exercise price | $ / shares									$ 4.7025
Number of value converted			$ 23,000														2,110,000
Number of warrants | shares									32
Promissory note																	1,360,000
Convertible promissory note interest rate								15.00%
Principal amount					$ 29,200
One-time interest charge					22,400
February 28, 2025 [member]
IfrsStatementLineItems [Line Items]
Unpaid interest and outstanding principle					123,000
March 30, 2025 [member]
IfrsStatementLineItems [Line Items]
Unpaid interest and outstanding principle					30,700
May 30, 2025 [member]
IfrsStatementLineItems [Line Items]
Unpaid interest and outstanding principle					30,700
June 30, 2025 [member]
IfrsStatementLineItems [Line Items]
Unpaid interest and outstanding principle					$ 30,700
Senior secured note due may 31, 2024 [member]
IfrsStatementLineItems [Line Items]
Aggregate amount of convertible instruments issued								$ 1,000,000
$800 convertible note [member]
IfrsStatementLineItems [Line Items]
Issue of convertible shares | shares								2,673
Promissory note								$ 800,000									800,000
$800 convertible note [member] | Convertible note due december 31, 2024 [member]
IfrsStatementLineItems [Line Items]
Promissory note								800,000
$500 non-convertible promissory note [member]
IfrsStatementLineItems [Line Items]
Promissory note								500,000									$ 500,000
$500 non-convertible promissory note [member] | Non-convertible promissory note due december 31, 2024 [member]
IfrsStatementLineItems [Line Items]
Promissory note								$ 500,000
Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Convertible notes convered into ordinary shares | shares													1,000,000
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Principal amount																			$ 1,375,000
Maturity date	The maturity date of the promissory note is March 30, 2026. The accrued, unpaid interest and outstanding principal, subject to adjustment, shall be paid in five payments as follows: (1) on September 30, 2025, $163; (2) on October 30, 2025, $27.2; (3) on November 30, 2025, $27.2; (4) on December 30, 2025, $27.2; (5) on January 30, 2026, $27.2; (5) on February 28, 2026, $27.2, and (5) on March 30, 2026, $27.2.
Interest rate	12.00%
Number of warrant shares issued | shares																				972,248,000
Principal amount	$ 257,000																		$ 6,875,000
Principal amount	$ 30,800
Discount percentage																					2.00%
Redeemable warrants [member]
IfrsStatementLineItems [Line Items]
Warrants term													5 years
Expected volatility, share options granted																	53.94%	73.74%
Risk free interest rate, share options granted																	4.27%	3.91%
Warrant B [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares | shares																	425
Conversion option [member]
IfrsStatementLineItems [Line Items]
Fair value of convertible notes																	$ 129,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrant shares issued | shares									900,000				24,568,773
Number of warrants | shares																	5,387
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of warrant shares issued | shares																	290											32
Number of warrants | shares																	467,424
July warrants [member]
IfrsStatementLineItems [Line Items]
Issue of convertible shares | shares																	7,188
Convertible note agreements [member] | Bonus warrants [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares | shares														0.27
Exercise price of warrants | $ / shares														$ 541
Warrants term														5 years
Convertible note agreements [member] | Redeemable warrants [member]
IfrsStatementLineItems [Line Items]
Discount rate														20.00%
Warrants to purchase ordinary shares | shares														0.26
Warrants term														5 years
Share purchase price | $ / shares														$ 541
Percentage of redeemable on a non-cumulative basis														50.00%
Warrant, per shares | $ / shares														$ 235.125
Description of approach used to determine discount rates														The LP has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of the Company based upon a
Convertible notes agreements [member]
IfrsStatementLineItems [Line Items]
Number of warrant shares issued | shares																																1,000,000
Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Aggregate amount of convertible instruments issued											$ 407,000
Maturity date							12-month				6 months
Interest rate											0.00%
Warrants term							5 years 6 months			5 years 6 months
Conversion price, description											Additionally, the Company issued SW 100,000 warrants, exercisable for 60 months at an exercise price of $0.05 per share, without price-based anti-dilution adjustments
Number of warrant shares issued | shares																	1,225
Conversion price | $ / shares												$ 3,501
Gross proceeds											$ 350,000	$ 2,574,000
Net debt												4,290,000
Borrowing costs incurred												$ 2,574,000
Original issue discount							35.00%					40.00%
Interest accrued percent												12.00%
Conversion of debt							The Alpha has the right, at any time, to convert all or any portion of the outstanding and unpaid principal amount and interest (including any costs, fees and charges) into the Company’s Ordinary Shares, at a conversion price equal to the lesser of $174 or 80% of the lowest volume weighted average price of the Company’s ordinary shares during the twenty trading days prior to the conversion, subject to customary adjustments as provided in the Alpha July Note including for fundamental transactions (the “Conversion option”) Any such conversion is subject to customary conversion limitations set forth in the Alpha July Note so the Alpha beneficially owns less than 4.99% of the Company’s Ordinary Shares. Any principal amount on the Alpha July Note which is not paid when due shall bear interest at the rate of the lesser of (i) 24.5% per annum and (ii) the maximum amount permitted by law during the Event of Default. Upon the occurrence of any Event of Default, the principal amount then outstanding plus accrued interest (including any costs, fees and charges) increases to 120% of such amount through the date of full repayment, as well as all costs of collection					Any such conversion is subject to customary conversion limitations set forth in the Purchase Agreement, so the investor beneficially owns less than 4.99% of the Company’s ordinary shares. Additionally, the Company has the right to convert in whole or in part the Alpha September 2023 Note into ordinary shares; provided that in no case shall the Company so convert the Alpha September 2023 Note if the result of the issuance of Ordinary Shares thereby would result in the beneficial ownership of the investor of ordinary shares in excess of 4.99%
Repayment of debt, rate											15.00%
Conversion of per share | $ / shares											$ 513,000
Conversion price, value																	$ 337,000
Principal amount							$ 1,150,000
Exercise price | $ / shares							$ 178			$ 336		$ 3,501
Number of warrants | shares							7,317			5,532
Proceeds from issuance promissory note and warrant							$ 747,500
Securities purchase agreement [member] | Alpha april note [member]
IfrsStatementLineItems [Line Items]
Interest rate										12.00%
Discount rate										15.00%
Original issue discount										10.00%
Principal amount										$ 2,250,000
Exercise price | $ / shares										$ 513
Conversion of shares daily fee										$ 2,000
Outstanding principal and interest description										If an event of default occurs, the Alpha April Note’s outstanding principal and interest increase by 120%, or 500% in specific default situations, with default interest at the lesser of 24.5% or the maximum legal rate
Exercise price | $ / shares										$ 4.7025
Securities purchase agreement [member] | Alpha april note [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Beneficially owns rate										4.99%
Conversion of shares rate										4.99%
Securities purchase agreement [member] | Alpha july note [member]
IfrsStatementLineItems [Line Items]
Conversion price, value							$ 0										$ 520,000
Securities purchase agreement [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Number of warrant shares issued | shares												1,838
Warrants exercise price per share | $ / shares												$ 4.7025
Securities purchase agreement [member] | Warrant B [member]
IfrsStatementLineItems [Line Items]
Number of warrant shares issued | shares												1,225
Warrants exercise price per share | $ / shares												$ 3,501
Securities purchase agreement [member] | Conversion option [member]
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted							61.67%										39.78%
Risk free interest rate, share options granted							4.85%										4.37%
Conversion price, value							$ 753,000			$ 656,000							$ 48,000
Securities purchase agreement [member] | Conversion option [member] | Convertible notes [member]
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted																	58.70%
Risk free interest rate, share options granted																	4.28%
Conversion price, value																	$ 527,000
Securities purchase agreement [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Warrant, per shares | $ / shares										$ 336
Expected volatility, share options granted										52.08%
Risk free interest rate, share options granted										5.17%
Number of warrant shares issued | shares										5,532
Warrant, term										5 years 6 months
Proportion of ownership interest in subsidiary										4.99%
Warrant, fair value										$ 220,000							$ 72,000
Securities purchase agreement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of warrants | shares										1,225
Securities purchase agreement [member] | April warrants [member]
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted										73.43%
Risk free interest rate, share options granted										4.61%
Warrant, fair value										$ 1,090,000
Securities purchase agreement [member] | July warrants [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares | shares							7,317
Expected volatility, share options granted							59.60%
Risk free interest rate, share options granted							4.16%
Warrant, term							5 years 6 months
Proportion of ownership interest in subsidiary							4.99%
Exercise price | $ / shares							$ 178
Warrant, fair value							$ 741,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Fixed conversion price | $ / shares														$ 470,250
Number of warrant shares issued | shares									11,699,000				160,227				472,000					33,155,000		55,789	44,800,000	1,494	117		1,251	234
Net debt									$ 119,000																	$ 569,000
Ordinary shares [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of warrant shares issued | shares																						1,163,000			597,000
Ordinary shares [member] | Securities purchase agreement [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Number of warrant shares issued | shares												1,838
Ordinary shares [member] | Securities purchase agreement [member] | Warrant B [member]
IfrsStatementLineItems [Line Items]
Number of warrant shares issued | shares												1,225
Convertible notes [member]
IfrsStatementLineItems [Line Items]
Aggregate amount of convertible instruments issued														$ 250,000
Principal amount														$ 250,000
Maturity date														December 31, 2024
Interest rate														15.00%
Discount rate																	22.90%	32.20%
Convertible notes [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Discount rate														20.00%
Promissory note [nember] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Principal amount																		$ 1,000,000